Earnings Per Share Attributable to Ordinary Equity Holders of the Parent - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares [Member]
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation -basic	$ 28,389	$ 76,720	$ 65,527
Denominator:
Weighted average number of shares outstanding—basic	244,360,199	206,965,601	138,490,789
Basic earnings per share	$ 0.12	$ 0.37	$ 0.47
Class B Ordinary Shares [Member]
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation -basic	$ 18,338	$ 57,716	$ 76,206
Denominator:
Weighted average number of shares outstanding—basic	157,842,028	155,698,533	160,959,872
Basic earnings per share	$ 0.12	$ 0.37	$ 0.47